Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017
Allowance for Doubtful Accounts Receivable, Ending Balance	$ 6,052				$ 7,276				$ 6,052	$ 7,276
Excess of Replacement or Current Costs over Stated LIFO Value	7,290,000				5,593,000				7,290,000	5,593,000
Depreciation, Total									1,356,347	1,594,406
Net Income (Loss) Attributable to Parent, Total	$ 2,155,816	$ 122,929	$ 310,039	$ 170,620	$ (376,958)	$ (236,625)	$ (603,882)	$ (1,461,219)	$ 2,759,404	$ (2,678,684)
Earnings Per Share, Diluted, Total	$ 0.31	$ 0.02	$ 0.04	$ 0.02	$ (0.06)	$ (0.03)	$ (0.09)	$ (0.21)	$ 0.39	$ (0.39)
Impairment of Long-Lived Assets Held-for-use									$ 0	$ 0
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total									27,900	0
Income Taxes Paid, Net, Total									(959,000)
Income Taxes Paid										13,500
Dividends Payable, Current	$ 140,189				$ 70,094				140,189	$ 70,094
Unrecognized Tax Benefits, Ending Balance	0								$ 0
Trinity Industries, Inc. [Member] | Customer Concentration Risk [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage									16.00%	28.00%
Transfer of Ownership of Life Insurance Policy to Retired Officer [Member]
Other Significant Noncash Transaction, Value of Consideration Given									$ 385,000	$ 293,000
Life Insurance Policies Transfer [Member]
Liability, Other Retirement Benefits	$ 175,056				$ 550,282				175,056	$ 550,282
Service Life [Member]
Depreciation, Total									(640,000)
Net Income (Loss) Attributable to Parent, Total									$ 406,000
Earnings Per Share, Diluted, Total									$ 0.06